Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended
	Nov. 19, 2020	Dec. 31, 2020	Sep. 30, 2021
Accounting Policies [Line Items]
Offering costs		$ 15,853,777	$ 15,853,777
Unrecognized tax benefits		0	0
Accrued for interest and penalties		0	0
Cash, FDIC Insured Amount		250,000	250,000
Provision for income taxes		$ 0	$ 0
Common Stock [Member]
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0
Non Redeemable Ordinary Shares [Member]
Accounting Policies [Line Items]
Weighted average shares outstanding of shares		0
Private Placement [Member]
Accounting Policies [Line Items]
Stock issued during period shares new issues	752,000	752,000